Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) oz	Dec. 31, 2021 USD ($) oz	Mar. 04, 2022 $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for CEO(2)	Compensation Actually Paid to CEO(3)	Average Summary Compensation Table Total Paid to Non-CEO NEOs(2)	Average Compensation Actually Paid to Non-CEO NEOs(3)	Cumulative Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income	Gold-Equivalent Ounces Produced(6)
Year(1)	($)	($)	($)	($)	($)	($)	($)	(#)
2022	4,610,900	787,873	2,395,370	1,306,548	80.17	74.98	210,428,000	623,819
2021	5,572,402	1,379,663	1,945,563	826,874	89.08	84.11	425,922,000	794,456
____________________

Company Selected Measure Name	gold-equivalent ounces produced
Named Executive Officers, Footnote [Text Block]	Mr. Antal served as CEO for 2022 and 2021; Mr. Beckman, Ms. White, Mr. Farid and Mr. Sparks served as our Non-CEO NEOs for 2022 and 2021.
Peer Group Issuers, Footnote [Text Block]	The peer group for each listed fiscal year consists of the companies listed as our compensation benchmarking peer group in the Compensation Discussion & Analysis specific for that fiscal year: for 2021 the companies include Agnico Eagle Mines Limited, Alamos Gold Inc., B2Gold Corp., Centerra Gold Inc., Eldorado Gold Corporation, Endeavour Mining Corporation, Hecla Mining Corporation, IAMGOLD Corporation, Kinross Gold Corporation, Kirkland Lake Gold Ltd, Newcrest Mining Limited, OceanaGold Corporation, Pan American Silver Cop. and Yamana Gold Inc.; for 2022, all of these companies are included except Kirkland Lake Gold Ltd, which was replaced by Equinox Gold Corp.
PEO Total Compensation Amount	$ 4,610,900	$ 5,572,402
PEO Actually Paid Compensation Amount	$ 787,873	1,379,663
Adjustment To PEO Compensation, Footnote [Text Block]	CAP, as required under SEC rules, reflects adjusted values of unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals. For a discussion of the methodology and calculation of NEO pay each year, please see the “Compensation Discussion and Analysis” section of this Proxy Statement and that of years prior. The Summary Compensation Table totals reported for the CEO and the average of the Non-CEO NEOs for each year were subject to the following adjustments, as computed in accordance with Item 402(v) of Regulation S-K, to calculate CAP:

	CEO				Non-CEO NEOs Averages
	2022		2021		2022		2021
Total Compensation as reported in Summary Compensation Table (SCT)	4,610,900		5,572,402		2,395,370		1,945,563
Pension values reported in SCT(1)	—		—		—		—
Fair value of equity awards granted during fiscal year	3,000,000	(2)	2,796,000	(3)	818,125	(2)	883,750	(3)
Change in fair value of equity awards granted in current year: change in value of awards from time of grant to end of year-end	(401,525)		(222,207)		(109,498)		11,352
Change in fair value of awards that vested during current fiscal year: change in value of awards from end of prior fiscal year to vest date	—		—		(62,741)		—
Change in fair value of awards that were unvested at end of current fiscal year: change in value of awards from end of prior fiscal year to end of current fiscal year	(464,000)		(1,206,162)		(110,007)		(255,977)
Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	42,497	(4)	31,630	(4)	11,549	(4)	9,686	(4)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—		—		—		—
Compensation Actually Paid	787,873		1,379,663		1,306,548		826,874
____________________
(1) The Company does not offer a pension plan or nonqualified deferred compensation to its employees, including NEOs. As such, no adjustment was needed with respect to pensions and nonqualified deferred compensation.
(2) Market value at the time of grant was $18.09 for each share, which is the 30-day volume weighted average price ("VWAP") on the TSX as of March 4, 2022 converted to USD.
(3) For Messrs. Antal, Beckman, Farid and Sparks, market value at the time of grant was $19.23 for each share, which is the 30-day VWAP on the TSX as of December 31, 2020 converted to USD. For Ms. White, market value at the time of grant was $14.84 for each share, which is the 30-day VWAP on the TSX as of March 30, 2021 converted to USD.
(4) Fair value was calculated using the close price on the Nasdaq on the last trading day of the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,395,370	1,945,563
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,306,548	826,874
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	CAP, as required under SEC rules, reflects adjusted values of unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals. For a discussion of the methodology and calculation of NEO pay each year, please see the “Compensation Discussion and Analysis” section of this Proxy Statement and that of years prior. The Summary Compensation Table totals reported for the CEO and the average of the Non-CEO NEOs for each year were subject to the following adjustments, as computed in accordance with Item 402(v) of Regulation S-K, to calculate CAP:

	CEO				Non-CEO NEOs Averages
	2022		2021		2022		2021
Total Compensation as reported in Summary Compensation Table (SCT)	4,610,900		5,572,402		2,395,370		1,945,563
Pension values reported in SCT(1)	—		—		—		—
Fair value of equity awards granted during fiscal year	3,000,000	(2)	2,796,000	(3)	818,125	(2)	883,750	(3)
Change in fair value of equity awards granted in current year: change in value of awards from time of grant to end of year-end	(401,525)		(222,207)		(109,498)		11,352
Change in fair value of awards that vested during current fiscal year: change in value of awards from end of prior fiscal year to vest date	—		—		(62,741)		—
Change in fair value of awards that were unvested at end of current fiscal year: change in value of awards from end of prior fiscal year to end of current fiscal year	(464,000)		(1,206,162)		(110,007)		(255,977)
Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	42,497	(4)	31,630	(4)	11,549	(4)	9,686	(4)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—		—		—		—
Compensation Actually Paid	787,873		1,379,663		1,306,548		826,874
____________________
(1) The Company does not offer a pension plan or nonqualified deferred compensation to its employees, including NEOs. As such, no adjustment was needed with respect to pensions and nonqualified deferred compensation.
(2) Market value at the time of grant was $18.09 for each share, which is the 30-day volume weighted average price ("VWAP") on the TSX as of March 4, 2022 converted to USD.
(3) For Messrs. Antal, Beckman, Farid and Sparks, market value at the time of grant was $19.23 for each share, which is the 30-day VWAP on the TSX as of December 31, 2020 converted to USD. For Ms. White, market value at the time of grant was $14.84 for each share, which is the 30-day VWAP on the TSX as of March 30, 2021 converted to USD.
(4) Fair value was calculated using the close price on the Nasdaq on the last trading day of the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The table below reflects the relationship between the CEO and the average Non-CEO NEO CAP and the performance measures shown in the pay versus performance table from 2021 to 2022:

Period	Compensation Actually Paid to CEO	Average Compensation Actually Paid to Non-CEO NEOs		Cumulative Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Gold-Equivalent Ounces Produced
2021 to 2022	(43)%	58%	(1)	(10)%	(11)%	(51)%	(21)%
____________________
(1) Average Compensation Actually Paid to Non-CEO NEOs include the transition payments and equity payouts made to Mr. Beckman after his employment with the Company ended in December 2022. Removing Mr. Beckman from the calculation results in a 30% decrease in the Average Compensation Actually Paid to Non-CEO NEOs who are continuing employment with the Company.

Compensation Actually Paid vs. Net Income [Text Block]
The table below reflects the relationship between the CEO and the average Non-CEO NEO CAP and the performance measures shown in the pay versus performance table from 2021 to 2022:

Period	Compensation Actually Paid to CEO	Average Compensation Actually Paid to Non-CEO NEOs		Cumulative Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Gold-Equivalent Ounces Produced
2021 to 2022	(43)%	58%	(1)	(10)%	(11)%	(51)%	(21)%
____________________
(1) Average Compensation Actually Paid to Non-CEO NEOs include the transition payments and equity payouts made to Mr. Beckman after his employment with the Company ended in December 2022. Removing Mr. Beckman from the calculation results in a 30% decrease in the Average Compensation Actually Paid to Non-CEO NEOs who are continuing employment with the Company.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The table below reflects the relationship between the CEO and the average Non-CEO NEO CAP and the performance measures shown in the pay versus performance table from 2021 to 2022:

Period	Compensation Actually Paid to CEO	Average Compensation Actually Paid to Non-CEO NEOs		Cumulative Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Gold-Equivalent Ounces Produced
2021 to 2022	(43)%	58%	(1)	(10)%	(11)%	(51)%	(21)%
____________________
(1) Average Compensation Actually Paid to Non-CEO NEOs include the transition payments and equity payouts made to Mr. Beckman after his employment with the Company ended in December 2022. Removing Mr. Beckman from the calculation results in a 30% decrease in the Average Compensation Actually Paid to Non-CEO NEOs who are continuing employment with the Company.

Total Shareholder Return Vs Peer Group [Text Block]
The table below reflects the relationship between the CEO and the average Non-CEO NEO CAP and the performance measures shown in the pay versus performance table from 2021 to 2022:

Period	Compensation Actually Paid to CEO	Average Compensation Actually Paid to Non-CEO NEOs		Cumulative Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Gold-Equivalent Ounces Produced
2021 to 2022	(43)%	58%	(1)	(10)%	(11)%	(51)%	(21)%
____________________
(1) Average Compensation Actually Paid to Non-CEO NEOs include the transition payments and equity payouts made to Mr. Beckman after his employment with the Company ended in December 2022. Removing Mr. Beckman from the calculation results in a 30% decrease in the Average Compensation Actually Paid to Non-CEO NEOs who are continuing employment with the Company.

Tabular List [Table Text Block]

Measure	Nature	Explanation
Gold-Equivalent Ounces Produced	Financial measure	Actual gold and gold-equivalent ounces produced.
Cost of Sales	Financial measure	The total of all costs associated with producing gold and gold-equivalent ounces, and does not include depreciation, depletion and amortization. The Company uses cost of sales as the GAAP equivalent to the non-GAAP metric all-in sustaining costs (AISC).
Relative TSR	Financial measure	Total shareholder return relative to the Company's peer group.
Return on Invested Capital	Financial measure	The rate of return on cash invested in the Company’s business.

Total Shareholder Return Amount	$ 80.17	89.08
Peer Group Total Shareholder Return Amount	74.98	84.11
Net Income (Loss)	$ 210,428,000	$ 425,922,000
Company Selected Measure Amount | oz	623,819	794,456
PEO Name	Mr. Antal
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), and Item 402(v) of Regulation S-K, the following table summarizes the compensation of our CEO, and the average compensation of the other NEOs (“Non-CEO NEOs”), as reported in the Summary Compensation Table, as well as their “compensation actually paid” (“CAP”) as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules.SSR Mining became a reporting company pursuant to Section 13(a) or 15(d) of the Exchange Act in 2021. Therefore, the above table presents information for 2021 and 2022 in line with SEC requirements.The Cumulative Total Shareholder Return is based on SSR Mining's Nasdaq trading volume.From 2021 to 2022, the CAP to our CEO decreased by 43%, compared to a 10% decrease in our TSR over the same time period, a 51% decrease in our Net Income over the same time period, and a 21% decrease in our gold-equivalent ounces produced over the three-year period. The TSR for the peer group disclosed in the table above decreased by 11% from 2021 to 2022 as compared to the Company’s TSR, which decreased by 10% over the same time period. The 58% increase in the CAP to the Non-CEO NEOs from 2021 to 2022 is a result of the one-time transition payments made to Mr. Beckman in connection with his departure from the Company in December 2022. When Mr. Beckman is removed from the calculation, the average CAP to the Non-CEO NEOs who are continuing employment with the Company decreases by 30% from 2021 to 2022.In the “Compensation Discussion and Analysis” section of this Proxy Statement, we provide greater detail on the elements of our executive compensation program and our “pay-for-performance” compensation philosophy. We believe the Company’s executive compensation program and the executive compensation decisions included in the 2022 Summary Compensation Table and related disclosures appropriately reward our CEO and the Non-CEO NEOs for Company and individual performance, assist the Company in retaining our senior leadership team and support long-term value creation for our shareholders. The values included in the columns for Compensation Actually Paid to our CEO and the Non-CEO NEOs, calculated in accordance with newly adopted SEC disclosure rules, in each of the fiscal years reported above and over the two-year cumulative period demonstration how the compensation awarded fluctuated year-over-year, primarily based on our stock price as of the last day of the listed fiscal year, among other factors. Given a significant amount of the values in the columns for Compensation Actually Paid to our CEO and the Non-CEO NEOs are based on our stock price as of the last day of the listed fiscal year, it is important to note that the values could have been dramatically different if other dates were chosen.
Equity Awards, Grants During Fiscal Year, Amount Per Share | $ / shares			$ 18.09	$ 14.84	$ 19.23
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Gold-Equivalent Ounces Produced
Non-GAAP Measure Description [Text Block]	The Company has identified gold-equivalent ounces produced as the company-selected measure, as it represents the most important financial performance measure used to link CAP to the NEOs in 2022 to the Company’s performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cost of Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0
PEO [Member] | Equity Awards, Fair Value Of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,000,000	2,796,000
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(401,525)	(222,207)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(464,000)	(1,206,162)
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	42,497	31,630
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards, Fair Value Of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	818,125	883,750
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(109,498)	11,352
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(62,741)	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(110,007)	(255,977)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,549	9,686
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0